SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF FUTURE AMORTIZATION OF TRADEMARKS

Intangible assets consist of trademarks and other intangible assets associated with the purchase price allocation of MEGAsys. Such assets are fully amortized at December 31, 2021. Current year amortization of trademarks was as follows:

2021	$6,666

Total	$6,666

SCHEDULE OF ACCOUNTS AND OTHER PAYABLES

	December 31, 2021	December 31, 2020

Accounts Payable	$62,889	$473,977
Accrued Expenses	2,834,726	2,774,214
Deferred Revenue and Customer Deposits	58,211	104,983
Accounts and Other Payables	$2,955,826	$3,353,174

SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	December 31, 2021
	Net Revenue	Net Assets (Liabilities)
United States	$133,678	$(1,586,925)
Republic of China (Taiwan)	$1,784,170	$809,647